UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree, Sr.

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
75.59% of Net Assets
AL Drinking Water Finance Authority Revolving Fund Loan	4.750%	08/15/2027	NR	$75,000	$69,386
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	210,000	217,098
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AAA*	500,000	497,160
AL State Board Education Bishop State Community College	4.600	01/01/2021	A2	100,000	101,464
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	A2	450,000	467,559
AL State University Revenue General Tuition & Fee - Series A	5.000	01/01/2019	A3/A*	50,000	52,383
AL State University Revenue General Tuition & Fee	5.000	08/01/2026	A3/A*	150,000	154,000
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	NR	50,000	50,794
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	NR	170,000	161,607
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	NR	130,000	123,168
Albertville AL Warrants	5.000	02/01/2035	AAA*	110,000	112,836
Alexander City AL Warrants	4.700	05/01/2021	Baa1/A*	200,000	204,248
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa3/AA+*	260,000	270,967
Auburn University AL General Fee Revenue - Series A	5.000	06/01/2032	Aa3/AAA*	45,000	46,441
Auburn University AL General Fee Revenue - Series A	5.000	06/01/2027	Aa3/AAA*	300,000	316,029
Auburn University AL General Fee Revenue - Series A	5.000	06/01/2033	Aa3/AAA*	150,000	155,006
Auburn University AL General Fee Revenue - Series A	5.000	06/01/2038	Aa3/AAA*	600,000	616,313
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aa2/AA+*	295,000	312,488
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	180,084
Daphne AL Warrants	5.000	04/01/2023	A1/A+*	250,000	262,403
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	Aa3/AAA*	190,000	200,572
Elmore County AL Public Education Cooperative	5.000	08/01/2032	A2	50,000	50,210
Enterprise AL Water General Obligation	5.000	10/01/2019	NR	55,000	57,984
Enterprise AL Water General Obligation	5.000	10/01/2023	NR	450,000	472,140
Gadsden AL Warrants - Series B	4.600	08/01/2022	NR	100,000	102,440
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	A1/AA*	35,000	35,472
Hoover AL Board of Education Capital Outlay Warrants	4.750	02/15/2024	Aa3/AAA*	250,000	259,785
Huntsville AL Health Care Authority - Series A	5.000	06/01/2024	A2/AA*	100,000	100,399
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa2/AA*	375,000	395,122
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa2/AA*	175,000	180,098
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa2/AAA*	300,000	316,083
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AAA*	350,000	361,221
Lee County AL School Warrants	5.000	02/01/2018	A1	100,000	105,056
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	A1	75,000	78,005
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	NR	275,000	271,590
Linden AL Warrants	5.250	06/01/2023	NR	25,000	25,401
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa2/AAA*	100,000	106,068
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa2/AAA*	480,000	500,462
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	Baa1	35,000	36,078
Mobile AL Public Education Building Authority	5.000	03/01/2033	Aa3/AAA*/AA-@	200,000	204,850
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	09/01/2019	Aa3/AA-*	50,000	52,765
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aa3/AAA*/AA@	250,000	264,365
Montgomery County AL Warrants	5.000	03/01/2028	Aa2/AA*	175,000	183,428
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa3/AA-*	150,000	156,303
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	A2	100,000	102,732
Morgan County AL Warrants	5.000	04/01/2029	A2	25,000	25,462
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	A2	250,000	254,308
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AAA*	375,000	388,600
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AAA*	250,000	257,715
Phenix City AL Schools Warrants Series B	5.000	08/01/2024	A+*	200,000	210,500
Phenix City AL Water & Sewer Revenue	5.000	08/15/2034	Aa3/AAA*/AA-@	40,000	40,656
Roanoke AL Warrants	4.450	05/01/2020	NR*	150,000	152,412
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aa3/AAA*	50,000	50,773
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	A2/A+*	300,000	309,464
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Baa3	100,000	93,711
Trussville AL Warrants	4.800	10/01/2021	A1	85,000	87,989
Tuscaloosa AL Warrants	5.150	07/01/2026	Aa2/AA+*	50,000	52,049

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
Tuscaloosa AL Warrants	5.200%	07/01/2031	Aa2/AA+*	$100,000	$104,184
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa3/AAA*/AA@	150,000	154,979
Tuscaloosa AL Public Education Building Authority Student	6.375	07/01/2028	AAA*	250,000	283,830
Tuscaloosa AL Public Education Building Authority Student	6.750	07/01/2033	AAA*	475,000	544,407
University of AL General Revenue Series A	5.000	07/01/2032	Aa3/AA-*/AA-@	500,000	518,135
University of AL General Revenue Series A	5.000	07/01/2034	Aa3/AA-*/AA-@	350,000	360,360
University of AL General Revenue Series A	5.000	07/01/2028	Aa3/AA-*/AA-@	325,000	341,692
University of Southern AL University Revenue & Capital Improvement	5.000	03/15/2021	A1	370,000	381,082
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AAA*	500,000	530,740
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aa3/AAA*/AA+@	300,000	328,548

					14,461,659

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.82% of Net Assets
AL State Public School & College Authority Captial Improvement	5.000	12/01/2024	Aa2/AA*	250,000	266,013
AL State Public School & College Authority Capital	5.000	12/01/2025	Aa2/AA*	450,000	476,996
AL State Public School & College Authority Refunding Series	5.000	05/01/2029	Aa2/AA*/AA@	725,000	767,275
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa3/AA-*	50,000	54,103
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Baa1	120,000	123,088

					1,687,475

GENERAL OBLIGATION BONDS
7.78% of Net Assets
AL State - Series A	5.000	06/01/2019	Aa2/AA*	30,000	30,156
AL State - Series B	5.000	06/01/2021	Aa2/AA*	30,000	30,153
AL State - Series A	4.625	09/01/2022	Aa2/AA*	100,000	104,326
AL 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	50,046
AL 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	15,353
Mobile AL Refunding Warrants Series A	5.000	02/15/2027	A1/AA-*	335,000	350,115
Montgomery AL Warrants - Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA*/AAA@	580,000	626,180
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	102,204
Tuscaloosa AL Warrants Series A	5.000	10/15/2034	Aa2/AA+*	175,000	180,110

					1,488,643

MUNICIPAL UTILITY REVENUE BONDS
2.45% of Net Assets
Muscle Shoals AL Utilities Board Water & Sewer Revenue	5.750	12/01/2033	AA-*	430,000	468,833

					468,833

LEASE REVENUE BONDS
2.05% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA+*	125,000	130,530
University of Alabama General Revenue Series A	5.000	07/01/2034	Aa3/AA-*	250,000	262,560

					393,090

PUBLIC FACILITIES REVENUE BONDS
.55% of Net Assets
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,044
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	A*	95,000	95,393

					105,437

INDUSTRIAL REVENUE BONDS
.51% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	NR*	75,000	75,422
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	NR*	25,000	22,721

					98,143

PREREFUNDED BONDS
.27% of Net Assets
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	A+*	30,000	31,890
Phenix City AL School Warrants	5.450	08/01/2016	A+*	10,000	10,355
Southeast AL Gas District System Revenue - Series A	5.500	06/01/2020	A3	10,000	10,287

					52,532

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
.26% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050%	03/01/2018	Baa1	$50,000	$50,092

					50,092

Total Investments (cost $18,571,825) (See (a) below for further explanation) 98.28% of Net Assets					$18,805,904

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$344,362
Unrealized depreciation	(110,283)

Net unrealized appreciation	$234,079

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2010 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	18,805,904
Level 3	Significant Unobservable Inputs	—

$18,805,904

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
64.51% of Net Assets
Ballard County KY School District Finance Corporation	5.0000%	06/01/2020	Aa3	$1,240,000	$1,315,912
Bardstown KY Combined Utilities Revenue	5.0000	12/01/2017	A2	1,290,000	1,325,307
Barren County KY School District Finance Corporation	4.7500	08/01/2022	Aa3/AA@	3,085,000	3,214,909
Boone County KY Pollution Control Revenue - Dayton Power	4.7000	01/01/2028	Aa3/A*	9,595,000	9,647,485
Boone County KY School District Finance Corporation	5.0000	05/01/2023	Aa3/AA@	4,070,000	4,248,266
Boone County KY School District Finance Corporation	5.0000	05/01/2024	Aa3/AA+@	4,265,000	4,440,377
Boone County KY Water - Florence	5.0000	12/01/2015	A2	1,000,000	1,056,880
Boone-Florence KY Water Supply System Revenue	5.0000	12/01/2017	A2	1,805,000	1,895,466
Boone-Florence KY Water Supply System Revenue	5.0000	12/01/2018	A2	1,900,000	1,956,715
Boone-Florence KY Water Supply System Revenue	5.0000	12/01/2020	A2	2,100,000	2,156,490
Boyle County KY College Improvement - Centre College - A	4.7500	06/01/2032	A3/A-*	5,330,000	5,400,729
Bullitt County KY School District Finance Corporation	4.7500	07/01/2022	Aa3/AA@	2,440,000	2,544,627
Bullitt County KY School District Finance Corporation	4.5000	10/01/2024	Aa3	2,720,000	2,781,118
Campbell & Kenton Counties Sanitary District No. 1	5.0000	08/01/2025	Aa3/AA*	2,395,000	2,577,306
Campbell & Kenton Counties Sanitary Sewer	5.0000	08/01/2026	Aa3/AA*	4,175,000	4,478,982
Campbell & Kenton Counties Sanitary Sewer	5.0000	08/01/2027	Aa3/AA*	4,385,000	4,689,801
Campbell & Kenton Counties Sanitary Sewer	5.0000	08/01/2017	Aa3/AAA*	1,000,000	1,052,660
Campbell County KY School District Finance Corporation	4.5000	08/01/2023	Aa3	980,000	1,012,105
Carter County KY Detention Center	5.1250	05/01/2029	Aa3	960,000	982,656
Eastern Kentucky University Consolidated Educational Building	5.0000	05/01/2021	A2/A*	1,580,000	1,670,628
Fayette County KY School District Finance Corporation	5.0000	04/01/2024	Aa3/AAA*/AA+@	6,985,000	7,412,412
Fayette County KY School District Finance Corporation	5.0000	04/01/2025	Aa3/AAA*/AA+@	7,340,000	7,761,610
Fayette County KY School District Finance Corporation	4.5000	03/01/2022	Aa3/AAA*/AA+@	4,100,000	4,224,107
Franklin County School Building Revenue	4.7500	05/01/2027	Aa3	3,570,000	3,693,522
Greater KY Housing Assistance Corporation - Chenowith Woods	6.1000	01/01/2024	Baa1/AA-*	470,000	470,066
Greater KY Housing Assistance Corporation - Northside Apartments	6.2000	02/01/2025	AAA*	3,340,000	3,340,868
Greater KY Housing Assistance Corporation Mortgage Revenue	5.4500	05/20/2027	Aaa	1,155,000	1,180,859
Hardin County School District Finance Corporation	4.7500	06/01/2027	Aa3	1,250,000	1,295,225
Jefferson County KY Health Facilities - Jewish Hospital	5.6500	01/01/2017	A3/A*	3,450,000	3,451,760
Jefferson County KY Health Facilities - Jewish Hospital	5.7000	01/01/2021	A3/A*	4,520,000	4,520,859
Jefferson County KY Health Facilities University Medical Center	5.5000	07/01/2017	Baa1/A*	8,675,000	8,675,694
Jefferson County KY School District Finance Corporation	4.7500	12/01/2026	Aa3/AAA*	3,770,000	3,904,777
Jefferson County KY School District Finance Corporation	4.5000	07/01/2023	Aa3/AAA*	2,500,000	2,580,950
Jefferson County KY School District Finance Corporation	4.6250	07/01/2025	Aa3/AAA*	7,545,000	7,756,788
Jefferson County KY School District Finance Corporation	5.0000	07/01/2026	Aa3/AAA*	5,025,000	5,305,797
Jefferson County KY Health Facilities - Alliant Health	5.1250	10/01/2017	Baa1/A*/A-@	2,940,000	2,941,411
Jefferson County School District Finance Corporation	4.7500	06/01/2027	Aaa/AA-*	3,000,000	3,099,150
Kenton County KY School District Finance Corporation	5.0000	06/01/2021	Aa3	4,055,000	4,277,457
Kenton County KY School District Finance Corporation	5.0000	06/01/2023	Aa3	4,465,000	4,701,108
Kenton County KY School District Finance Corporation	5.0000	06/01/2024	Aa3	4,665,000	4,906,134
KY Asset Liability Commission General Fund	5.0000	05/01/2020	Aa3/A+*/AA-@	2,000,000	2,125,120
KY Asset Liability Commission Project Notes	5.0000	05/01/2023	Aa3/A+*/AA-@	5,600,000	5,891,928
KY Asset Liability Commission General Fund	5.0000	05/01/2024	Aa3/A+*/AA-@	5,880,000	6,175,411
KY Asset Liability Commission	5.0000	05/01/2025	Aa3/A+*/AA-@	1,000,000	1,049,300
KY Asset Liability Project Notes	5.0000	09/01/2015	Aa3/AA*/AA-@	6,000,000	6,772,740
KY Asset Liability Commission Federal Highway	5.2500	09/01/2019	Aa3/AA*/AA-@	1,765,000	2,016,988
Ky Asset Liability Commission University of KY	5.0000	10/01/2024	Aa3/AA-*	5,445,000	5,849,509
KY Asset Liability Commission University of KY Project Notes	5.0000	10/01/2026	Aa3/AA-*	6,090,000	6,481,222
KY Asset Liability Commission University of KY Project Notes	5.0000	10/01/2023	Aa3/AA-*	8,075,000	8,564,184
KY Asset Liability Commission University of KY Project Notes	5.0000	10/01/2024	Aa3/AA-*	7,405,000	7,800,945
KY Asset Liability Commission University of KY Project Notes	5.0000	10/01/2025	Aa3/AA-*	3,700,000	3,886,628
KY Economic Development Finance Authority - Ashland Hospital	5.0000	02/01/2018	Aa3/AAA*/A+@	1,500,000	1,500,150
KY Economic Development Finance Authority - Methodist Hospital	5.6250	02/01/2017	NR	6,500,000	6,501,950
KY Economic Development Finance Authority - Christian Care	5.3750	11/20/2035	AAA*	1,805,000	1,860,810
KY Economic Development Authority - Louisville Arena	6.0000	12/01/2033	Aa3/AAA-*	1,000,000	1,068,370
KY Housing Corporation	4.7500	07/01/2017	Aaa/AAA*	1,335,000	1,342,436
KY Housing Corporation	4.4000	01/01/2017	Aaa/AAA*	1,000,000	1,029,230
KY Housing Corporation	5.2000	01/01/2031	Aaa/AAA*	1,000,000	1,003,370
KY Housing Corporation	4.6500	07/01/2023	Aaa/AAA*	3,595,000	3,612,292
KY Housing Corporation Country Place Apartments	4.7500	04/20/2031	AAA*	935,000	940,918
Ky State Property & Building #93	5.2500	02/01/2025	Aa2/AAA*/AA@	7,250,000	7,980,728
KY State Property & Building #93	4.8750	02/01/2028	Aa3/AAA*/AA-@	500,000	522,785
KY State Property & Building #93	5.0000	02/01/2029	Aa2/AAA*/AA-@	500,000	528,100
KY State Property & Building #93	5.2500	02/01/2029	Aa3/AAA*/AA-@	7,485,000	8,042,408
KY State Property & Building #76	5.5000	08/01/2021	Aa3/A+*/AA-@	1,400,000	1,623,034
KY State Property & Building #73	5.0000	11/01/2021	Aa3/AAA*/AA-@	1,000,000	1,050,860
KY State Property & Building #87	5.0000	03/01/2019	Aa3/AA-*/AA-@	3,000,000	3,276,150
KY State Property & Building #83	5.0000	10/01/2013	Aa3/A+*/AA-@	610,000	680,095
KY State Property & Building #83	5.0000	10/01/2017	Aa3/A+*/AA-@	5,000,000	5,599,400
KY State Property & Building #83	5.0000	10/01/2018	Aa3/A+*/AA-@	17,750,000	19,789,653
KY State Property & Building #83	5.2500	10/01/2020	Aa3/A+*/AA@	24,220,000	27,597,479
KY State Property & Building #73	5.5000	11/01/2017	Aa3/AAA*/AA-@	1,000,000	1,093,500
KY State Property & Building #73	5.0000	11/01/2019	Aa3/AAA*/AA-@	1,360,000	1,444,510
KY State Property & Building #73	5.0000	11/01/2020	Aa3/AAA*/AA-@	3,255,000	3,438,842
KY State Property & Building #84	5.0000	08/01/2019	Aa3/A+*/AA-@	10,000,000	11,117,700
KY State Property & Building #84	5.0000	08/01/2021	Aa3/A+*/AA-@	310,000	344,283
KY State Property & Building #84	5.0000	08/01/2022	Aa3/A+*/AA-@	17,500,000	19,423,950

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Date	Rating	Par Value	Market Value
KY State Property & Building #87	5.0000%	03/01/2022	Aa3/AA-*/AA-@	$1,665,000	$1,773,991
KY State Property & Building #87	5.0000	03/01/2023	Aa3/AA-*/AA-@	5,175,000	5,513,756
KY State Property & Building #87	5.0000	03/01/2025	Aa3/AA-*/AA-@	4,000,000	4,207,360
KY State Property & Building #88	4.7500	11/01/2027	Aa3/A+*/AA-@	5,800,000	5,970,926
KY State Property & Building #89	5.0000	11/01/2025	Aa3/AAA*/AA-@	5,000,000	5,375,100
KY State Property & Building #89	5.0000	11/01/2026	Aa3/AAA*/AA-@	5,390,000	5,761,964
KY State Property & Building #89	5.0000	11/01/2027	Aa3/AAA*/AA-@	4,900,000	5,208,896
KY State Property & Building #80	5.2500	05/01/2018	Aa3/A+*/AA-@	2,940,000	3,330,373
KY State Property & Building #80	5.2500	05/01/2020	Aa3/A+*/AA-@	1,000,000	1,134,830
KY State Property & Building #81	5.0000	11/01/2017	A1/A+*/AA-@	2,060,000	2,248,737
KY State Property & Building #81	5.0000	11/01/2018	A1/A+*/AA-@	1,720,000	1,865,856
KY State Property & Building #81	5.0000	11/01/2019	A1/A+*/AA-@	2,385,000	2,560,965
KY State Property & Building #81	5.0000	11/01/2020	A1/A+*/AA-@	3,560,000	3,765,305
KY State Property & Building #81	5.0000	11/01/2022	A1/A+*/AA-@	3,930,000	4,098,518
KY State Turnpike Economic Development	5.1500	07/01/2019	Aa3/AAA*/AA@	1,000,000	1,046,410
KY State Turnpike Economic Development	5.0000	07/01/2022	Aa3/AA+*/AA-@	1,625,000	1,731,243
KY State Turnpike Economic Development	5.0000	07/01/2023	Aa3/AA+*/AA-@	4,325,000	4,590,771
KY State Turnpike Economic Development	5.0000	07/01/2024	Aa3/AA+*/AA-@	3,770,000	3,986,926
KY State Turnpike Economic Development	5.0000	07/01/2025	Aa3/AA+*/AA-@	2,000,000	2,100,500
KY State Turnpike Economic Development	5.0000	07/01/2026	Aa3/AA+*/AA-@	4,720,000	4,997,158
Laurel County KY School District Finance Corporation	4.6250	08/01/2026	Aa3	3,150,000	3,235,932
Laurel County KY School District Finance Corporation	4.7500	06/01/2026	Aa3	1,000,000	1,039,950
Letcher County KY School District Finance Corporation	5.0000	06/01/2022	Aa3	1,755,000	1,852,666
Letcher County KY School District Finance Corporation	5.0000	06/01/2024	Aa3	1,930,000	2,029,762
Louisville & Jefferson County KY Metropolitan Sewer	5.0000	05/15/2025	A2/AA-*/A+@	3,270,000	3,491,608
Louisville & Jefferson County KY Metropolitan Sewer	5.0000	05/15/2026	A2/AA-*/A+@	3,230,000	3,434,362
Louisville & Jefferson County KY Metropolitan Sewer	4.7500	05/15/2028	A2/AA-*/A+@	10,425,000	10,430,630
Louisville & Jefferson County KY Metropolitan Sewer	5.0000	05/15/2030	A2/AA-*/A+@	3,790,000	3,828,431
Louisville & Jefferson County KY Metropolitan Sewer	5.0000	05/15/2032	A2/AA-*/A+@	4,000,000	4,087,520
Louisville & Jefferson County KY Metropolitan Sewer	5.5000	05/15/2034	A2/AA-*/A+@	3,645,000	3,825,172
Louisville & Jefferson County KY Metropolitan Sewer	5.0000	05/15/2038	A2/AA-*/A+@	500,000	512,145
Louisville & Jefferson County KY Metropolitan Sewer	5.0000	05/15/2024	A2/AA-*	7,000,000	7,555,870
Louisville & Jefferson County KY Metropolitan Sewer	5.0000	05/15/2022	Aa3/AAA*/A+@	2,855,000	3,048,569
Louisville & Jefferson County KY Metropolitan Sewer	5.0000	05/15/2023	Aa3/AAA*/A+@	2,990,000	3,181,211
Louisville & Jefferson County KY Metropolitan Sewer	5.0000	05/15/2024	Aa3/AAA*/A+@	3,135,000	3,309,964
Louisville & Jefferson County KY Metropolitan Sewer	5.0000	05/15/2025	Aa3/AAA*/A+@	3,285,000	3,458,941
Louisville & Jefferson County KY Metropolitan Sewer	5.0000	05/15/2026	Aa3/AAA*/A+@	14,000,000	14,714,700
Louisville & Jefferson County KY Metropolitan Sewer	5.0000	05/15/2025	Aa3/AAA*	5,185,000	5,582,275
Louisville & Jefferson County KY Regional Airport Authority	5.5000	07/01/2017	Aa3/AAA*/A+@	2,655,000	2,814,406
Louisville & Jefferson County KY Visitors & Convention Center	4.5000	12/01/2023	Aa3/AAA*	2,340,000	2,406,947
Louisville & Jefferson County KY Visitors & Convention Center	4.5000	12/01/2024	Aa3/AAA*	2,250,000	2,308,343
Louisville & Jefferson County KY Visitors & Convention Center	4.6000	12/01/2025	Aa3/AAA*	1,490,000	1,533,076
Louisville & Jefferson County KY Student Housing	5.0000	06/01/2025	NR	2,030,000	2,095,082
Louisville KY General Obligation - Series A	5.0000	10/01/2020	Aa2/AA+*	7,165,000	7,668,485
Louisville KY Health Care Facilities	6.6500	12/20/2030	Aaa	4,642,000	4,953,060
Madison County KY School District Finance Corporation	4.5000	04/01/2016	Aa3	695,000	715,072
Marshall County KY School District Finance Corporation	5.0000	06/01/2022	Aa3	1,400,000	1,476,804
McCracken County KY School District Finance Corporation	4.6500	07/01/2019	Aa3	1,655,000	1,694,670
McCracken County KY School District Finance Corporation	4.7000	07/01/2020	Aa3	1,725,000	1,768,574
McCracken County KY School District Finance Corportion	5.0000	07/01/2022	Aa3	4,000,000	4,111,040
Nelson County KY School District Finance Corporation	4.5000	04/01/2021	Aa3	1,130,000	1,167,776
Nelson County KY School District Finance Corporation	4.5000	04/01/2023	Aa3	2,505,000	2,577,169
Northern KY University Certificate of Participation	4.9000	12/01/2021	A3	2,725,000	2,786,285
Northern KY University Certificate of Participation	5.0000	12/01/2024	A3	2,000,000	2,042,380
Northern KY Water District	4.7500	02/01/2019	A2	1,000,000	1,018,930
Northern KY Water District	5.0000	02/01/2020	A2	3,080,000	3,198,457
Northern KY Water District	5.0000	02/01/2021	A2	2,635,000	2,717,713
Northern KY Water District	4.1250	02/01/2021	A2	1,380,000	1,373,376
Northern KY Water District	4.5000	02/01/2022	A2	1,385,000	1,403,421
Northern KY Water District	6.5000	02/01/2033	Aa3	1,585,000	1,813,795
Northern KY Water District	6.0000	02/01/2028	Aa3	1,010,000	1,141,189
Northern KY Water District	6.0000	02/01/2031	Aa3	1,000,000	1,120,910
Owensboro Water Revenue	5.0000	09/15/2025	Aa3	545,000	584,567
Pike County KY Mortgage Revenue - Phelps Regional Health	5.3500	09/20/2012	AAA*	65,000	65,081
Shelby County KY School District Finance Corporation	5.0000	05/01/2022	Aa3	1,815,000	1,912,738
Spencer County KY School District Finance Corporation	5.0000	07/01/2023	Aa3	1,000,000	1,057,490
Taylor County Detention Facility	4.7500	09/01/2027	Baa1	2,110,000	1,985,848

					544,377,928

LEASE REVENUE BONDS
12.33% of Net Assets
Boone County KY School District Finance Corporation	5.0000	08/01/2019	Aa3	1,040,000	1,079,302
Boone County KY School District Finance Corporation	5.0000	02/01/2022	Aa3	3,000,000	3,112,650
Bullitt County KY School District Finance Corporation	5.0000	07/01/2021	Aa3	1,000,000	1,031,690
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.5000	07/01/2012	Baa1	1,210,000	1,220,394
Davies County KY School District Finance Corporation	5.0000	06/01/2021	Aa3	1,155,000	1,213,339
Green County KY School District Finance Corporation	5.0000	04/01/2021	Aa3	1,085,000	1,111,441
Greenup County KY School District Finance Corporation	4.6500	03/01/2021	Aa3	1,650,000	1,703,757
Hopkins County KY School District Finance Corporation	5.1250	06/01/2019	Aa3	4,120,000	4,289,291
Kenton County School District Finance Corporation	5.0000	02/01/2029	Aa3	3,270,000	3,436,541

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Date	Rating	Par Value	Market Value
KY Area Development Districts Financing Lease - Ewing	5.6000%	06/01/2022	AA*	$1,055,000	$1,085,110
KY Area Development Districts Financing Lease - Ewing	5.3500	12/01/2022	AA*	2,560,000	2,617,830
KY Area Development Districts Financing Lease - Ewing	5.4000	12/01/2021	AA*	710,000	726,145
KY Area Development Districts Financing Lease - Ewing	5.4000	12/01/2021	AA*	1,095,000	1,119,561
KY Area Development Districts Financing Lease - Ewing	4.7000	06/01/2024	AA*	2,625,000	2,679,784
Kentucky Asset Liability Highway Trust	5.0000	09/01/2022	Aa3/AA*/AA@	3,500,000	3,861,550
KY Infrastructure Authority Wastewater & Drinking Water	5.0000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,167,940
KY Infrastructure Authority - Series A	5.0000	06/01/2019	Aa3/A+*/AA-@	1,000,000	1,013,170
KY State Property & Building #68	5.2500	10/01/2018	Aa3/A+*/AA-@	1,500,000	1,548,780
KY State Property & Building #68	5.0000	10/01/2019	Aa3/A+*/AA-@	5,500,000	5,668,630
KY State Property & Building #90	5.3750	11/01/2023	Aa3/A+*/AA-@	1,000,000	1,104,380
KY State Property & Building #90	5.5000	11/01/2028	Aa3/A+*/AA-@	19,940,000	21,745,966
KY State Property & Building	5.0000	11/01/2029	Aa3/A+*/AA-@	5,000,000	5,272,350
KY State Property & Building #91	5.7500	04/01/2029	A1/A+*/A+@	210,000	228,648
KY State Turnpike Economic Development	5.0000	07/01/2025	Aa3/AA+*/AA-@	2,925,000	3,143,527
KY State Turnpike Economic Development	5.0000	07/01/2027	Aa3/AA+*/AA-@	9,530,000	10,152,023
KY State Turnpike Economic Development	5.0000	07/01/2028	Aa3/AA+*/AA-@	1,460,000	1,548,987
KY Turnpike Authority Economic Development	5.0000	07/01/2029	Aa3/AA+*/AA-@	8,140,000	8,640,773
Montgomery County KY School District Finance Corporation	4.3750	04/01/2023	Aa3	3,105,000	3,134,963
Oldham County KY School District Finance Corporation	5.0000	12/01/2021	Aa3	2,090,000	2,173,078
Pendleton County KY Multi-County Lease Revenue	6.4000	03/01/2019	A*	3,000,000	3,545,280
Scott County KY School District	5.0000	03/01/2021	Aa3	1,240,000	1,329,317
Shelby County KY School District Finance Corporation	5.0000	02/01/2028	Aa3	500,000	529,235
Whitley County KY School Finance	4.8000	02/01/2021	Aa3	800,000	828,240

					104,063,672

PREREFUNDED BONDS
7.28% of Net Assets
Fayette County KY School District Finance Corporation	5.2500	04/01/2021	Aa3/AA*	2,285,000	2,420,569
KY Economic Development Finance Authority - Catholic Health	5.5000	09/01/2014	Aa2/AA@	1,375,000	1,467,249
KY Development Finance Authority - Catholic Health	5.7500	12/01/2015	Aa2	2,000,000	2,037,840
KY Development Finance Authority - Catholic Health	5.2500	09/01/2021	Aa2/AA@	2,000,000	2,127,160
KY State Property & Building #73	5.5000	11/01/2013	Aa3/A+*/AA-@	1,500,000	1,611,915
KY State Property & Building #85	5.0000	08/01/2020	Aa3/AAA*/AA@	5,760,000	6,655,104
KY State Property & Building #85	5.0000	08/01/2022	Aa3/AAA*/AA@	8,200,000	9,474,280
KY State Property & Building #85	5.0000	08/01/2023	Aa3/AAA*/AA@	7,500,000	8,665,500
KY State Property & Building #85	5.0000	08/01/2024	Aa3/AAA*/AA@	13,300,000	15,366,820
KY State Property & Building #85	5.0000	08/01/2025	Aa3/AAA*/AA@	2,500,000	2,888,500
KY State Property & Building #88	5.0000	11/01/2024	Aa3/AA-*/AA-@	1,355,000	1,374,919
KY State Property & Building #77	5.2500	08/01/2015	AAA*/AA-@	1,140,000	1,288,793
Knox County General Obligation	5.6250	06/01/2036	NR	2,490,000	2,956,526
University of Kentucky Housing and Dining	4.4000	06/01/2017	Aa3/AA@	2,815,000	3,094,952

					61,430,127

ESCROWED TO MATURITY BONDS
4.65% of Net Assets
Danville KY Multi-City Lease Revenue - Hopkinsville	6.8750	06/01/2012	Baa1	945,000	1,004,696
Jefferson County KY Health Facilities - Alliant Health	5.1250	10/01/2017	A*	4,980,000	4,980,050
Jefferson County KY Health Facilities - Alliant Health	5.1250	10/01/2018	A*	33,000,000	33,185,130
KY Development Finance Authority - Norton Health	6.1250	10/01/2010	NR	110,000	112,968

					39,282,844

STATE AND LOCAL MORTGAGE REVENUE BONDS
2.91% of Net Assets
KY Housing Corporation	4.8500	01/01/2024	Aaa/AAA*	7,380,000	7,452,324
KY Housing Corporation	4.9500	01/01/2033	Aaa/AAA*	5,065,000	5,064,595
KY Housing Corporation	4.7500	07/01/2032	Aaa/AAA*	1,265,000	1,239,371
KY Housing Corporation - Series E	4.8750	07/01/2023	Aaa/AAA*	1,535,000	1,588,449
KY Housing Corporation - Series E	5.3750	07/01/2033	Aaa/AAA*	2,175,000	2,243,600
KY Housing Corporation	4.9000	07/01/2028	Aaa/AAA*	2,000,000	2,011,960
KY Housing Corporation	5.0000	07/01/2033	Aaa/AAA*	1,900,000	1,904,427
KY Housing Corporation	4.8500	07/01/2029	Aaa/AAA*	3,000,000	3,044,670

					24,549,396

HOSPITAL AND HEALTHCARE REVENUE BONDS
2.87% of Net Assets
Jefferson County KY Health Facilities - Jewish Hospital	5.7000	01/01/2011	A3/A*	535,000	535,391
KY Development Finance Authority - Kings Daughters	5.0000	02/01/2030	A1/A+*/A+@	4,000,000	3,960,000
KY Development Finance Authority - Baptist Heathcare System	5.3750	08/15/2024	Aa3/AA-@	1,205,000	1,294,363
KY Development Finance Authority - Baptist Healthcare	5.6250	08/15/2027	Aa3/AA-@	3,000,000	3,239,610
KY Development Finance Authority - Green River	6.0000	11/01/2010	Aa3	365,000	365,084
KY Development Finance Authority - St. Elizabeth	5.1250	05/01/2029	AA-*/AA-@	2,750,000	2,796,805
KY Development Finance Authority - St. Elizabeth	5.3750	05/01/2034	AA-*/AA-@	2,000,000	2,036,580
KY Development Finance Authority - Catholic Health	5.0000	05/01/2029	Aa2/AA*/AA@	2,500,000	2,520,075
KY Development Finance Authority - Catholic Health	5.0000	05/01/2029	Aa2/AA*/AA@	2,410,000	2,439,715
KY Development Finance Authority - Norton Health	6.1250	10/01/2010	A-@	230,000	233,680
Louisville & Jefferson County Metropolitan Health - Norton	5.2500	10/01/2036	A-*/A-@	1,395,000	1,339,130
KY Development Finance Authority - Catholic Health	5.1250	10/01/2021	A1/AA-*/AA-@	1,000,000	1,019,630
Pike County KY Mortgage Revenue - Phelps Regional Health	5.6500	09/20/2027	AAA*	2,435,000	2,435,804

					24,215,867

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Date	Rating	Par Value	Market Value
MUNICIPAL UTILITY REVENUE BONDS
2.42% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.3750%	02/01/2020	AA-*	$1,140,000	$1,177,768
Louisville & Jefferson County Metropolitan Sewer	5.0000	05/15/2021	A2/AA-*	2,865,000	3,132,534
Louisville & Jefferson County Metropolitan Sewer	5.0000	05/15/2023	A2/AA-*	2,500,000	2,714,575
Louisville & Jefferson County Waterworks	5.0000	11/15/2027	Aa1/AAA*	2,000,000	2,145,300
Louisville & Jefferson County KY Waterworks & Water System	5.0000	11/15/2031	Aa1/AAA*	10,695,000	11,266,755

					20,436,932

PUBLIC FACILITIES REVENUE BONDS
1.22% of Net Assets
Bardstown KY Combined Utilities Revenue	5.0000	12/01/2018	NR	1,510,000	1,550,815
Boone County KY Public Property Corporation - AOC Judicial	5.0000	09/01/2019	Aa3	1,000,000	1,059,420
Boone County KY Public Property Corporation - Judicial Facility	5.1250	09/01/2022	Aa3	1,750,000	1,845,148
Louisville & Jefferson County Metropolitan Parking	5.7500	12/01/2034	Aa3/AA*	2,500,000	2,771,550
Wolfe County Public Property	5.0000	04/01/2030	Aa3	2,855,000	3,073,750

					10,300,683

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.67% of Net Assets
Berea KY Educational Facilities Revenue	4.1250	06/01/2022	Aaa	2,190,000	2,233,231
Louisville & Jefferson County - Papa Johns Stadium	4.7500	03/01/2028	Aa3/AA-*	3,250,000	3,400,410

					5,633,641

GENERAL OBLIGATION BONDS
.38% of Net Assets
Bowling Green KY General Obligation	4.6000	06/01/2018	Aa3	1,290,000	1,331,280
Louisville KY General Obligation	5.0000	11/01/2019	Aa2/AA+*	1,775,000	1,865,010

					3,196,290

Total Investments (cost $811,302,120) (See (a) below for further explanation) 99.24% of Net Assets					$837,487,380

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$28,320,006
Unrealized depreciation	(2,134,746)

Net unrealized appreciation	$26,185,260

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2010 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	837,487,380
Level 3	Significant Unobservable Inputs	—

$837,487,380

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
62.85% of Net Assets
Boone-Florence Water Supply System Revenue	4.3000%	12/01/2011	A2	$505,000	$529,033
Hardin County KY Hospital Revenue Refunding	3.5000	10/01/2010	A2	1,050,000	1,057,160
KY Asset Liability Commission	5.0000	05/01/2016	Aa3/A+*/AA-@	1,000,000	1,095,590
KY Asset Liability Project Notes	5.0000	09/01/2013	Aa3/AA*/AA-@	865,000	964,536
KY Asset Liability Project Notes	5.0000	09/01/2016	Aa3/AA*/AA-@	2,000,000	2,203,640
KY Asset Liability Project Notes	5.0000	09/01/2015	Aa3/AA*/AA-@	275,000	312,304
KY Asset Liability Project Notes	5.0000	09/01/2017	Aa3/AA*/AA-@	1,500,000	1,688,550
KY Asset Liability University of Kentucky Project Notes	5.0000	10/01/2016	Aa3/AA-*	1,250,000	1,379,887
KY Rural Water Finance Corporation	4.0000	02/01/2014	Baa1/AA-*	300,000	319,875
KY State Property & Building #84	5.0000	08/01/2019	Aa3/AA-*/AA-@	1,000,000	1,111,770
KY State Property & Building #87	5.0000	03/01/2020	Aa3/AA-*/AA-@	3,000,000	3,245,490
KY State Property & Building #88	5.0000	11/01/2012	Aa3/AAA*/AA@	1,000,000	1,094,220
KY State Property & Building #82	5.2500	10/01/2013	Aa3/AAA*/AA@	1,400,000	1,569,190
KY State Property & Building #82	5.2500	10/01/2015	Aa3/AAA*/AA@	2,425,000	2,785,840
KY State Property & Building #82	5.2500	10/01/2017	Aa3/AAA*/AA@	1,000,000	1,141,450
KY State Property & Building #74	5.3750	02/01/2011	Aa3/AAA*/AA@	1,005,000	1,041,631
Ky State Property & Building #85	5.0000	08/01/2016	Aa3/AAA*/AA@	585,000	645,577
KY State Property & Building #88	5.0000	11/01/2014	Aa3/A+*/AA-@	1,000,000	1,126,070
KY State Property & Building #88	5.0000	11/01/2015	Aa3/A+*/AA-@	825,000	930,006
KY State Property & Building #83	5.0000	10/01/2019	Aa3/A+*/AA-@	1,750,000	1,954,593
KY State Property & Building #89	5.0000	11/01/2014	Aa3/AAA*/AA@	2,000,000	2,257,740
KY State Turnpike Authority Economic Development	5.2500	07/01/2014	Aa3/AAA*/AA-@	500,000	573,570
KY State Turnpike Authority Economic Development	5.0000	07/01/2017	Aa3/AA+*/AA-@	2,570,000	2,854,627
Louisville & Jefferson Metropolitan Sewer	5.0000	05/15/2018	A2/AA-*/A+@	1,220,000	1,351,187
Louisville & Jefferson Metropolitan Sewer	5.0000	05/15/2016	Aa3/AAA*/A+@	500,000	557,695
Northern KY Water Services District Water District Revenue	4.7500	02/01/2011	Aa3	1,025,000	1,043,891
Oldham County School Building Corporation	4.3750	06/01/2018	Aa3	2,570,000	2,768,738
Paducah Electric Plant	3.0000	10/01/2014	Aa3/AA-@	750,000	780,150
Warren County KY School District Finance Corporation	4.0000	02/01/2015	Aa3	785,000	851,686
Warren County KY School District Finance Corporation	4.0000	02/01/2016	Aa3	1,330,000	1,427,901
Western KY University	3.0000	09/01/2014	Aa2/AAA*	1,000,000	1,037,760

					41,701,357

LEASE REVENUE BONDS
15.27% of Net Assets
KY Area Development District Financing City of Ewing	5.1000	06/01/2010	AA*	290,000	292,094
KY Infractructure Authority - Series A	5.0000	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,012,740
KY Infrastructure Authority - Series A	5.2500	06/01/2014	Aa3/A+*/AA-@	1,240,000	1,284,305
KY Infrastructure Authority	5.2500	08/01/2013	AA*	1,185,000	1,325,636
KY State Property & Building #94	5.0000	05/01/2014	Aa3/A+*/AA-@	1,000,000	1,116,630
KY State Property & Building #94	5.0000	05/01/2015	Aa3/A+*/AA-@	1,245,000	1,398,372
KY State Property & Building	5.0000	11/01/2014	Aa3/A+*/AA-@	750,000	844,553
KY Turnpike Authority Economic Development Road Revenue	5.0000	07/01/2014	Aa3/AA+*/AA-@	750,000	844,470
Madison County KY School District Finance Corporation Revenue	3.5000	05/01/2013	Aa3	470,000	498,068
Pulaski County KY Public Property	3.7500	12/01/2014	Aa3	480,000	517,238

					10,134,106

PREREFUNDED BONDS
5.44% of Net Assets
KY Development Finance Authority - Catholic Health	5.5000	12/01/2010	Aa2	250,000	254,545
KY Development Finance Authority - Catholic Health	5.7500	12/01/2015	Aa2	1,500,000	1,528,380
KY Development Finance Authority - Norton Health	5.8500	10/01/2015	A*	885,000	1,022,538
KY State Property & Building #73	5.2500	11/01/2011	Aa3/A+*/AA-@	750,000	801,293

					3,606,756

MUNICIPAL UTILITY REVENUE BONDS
4.95% of Net Assets
Louisville & Jefferson County Metropolitan Sewer	5.0000	05/15/2015	A2/AA-*	1,000,000	1,135,430
Louisville & Jefferson County Metropolitan Sewer	5.0000	05/15/2015	A2/AA-	1,000,000	1,129,220
Louisville KY Waterworks Board Water System Revenue	4.5000	11/15/2010	Aa1/AAA*	1,000,000	1,022,710

					3,287,360

HOSPITAL AND HEALTHCARE REVENUE BONDS
4.32% of Net Assets
KY Development Finance Authority - Kings Daughters	5.0000	02/01/2016	A1/A+*/A+@	1,000,000	1,086,170
KY Development Finance Authority - Catholic Health	4.5000	10/01/2011	A1/AA-*/AA-@	1,000,000	1,049,060
KY Development Finance Authority - St. Elizabeth	5.0000	05/01/2015	AA-*/AA-@	400,000	433,716
KY Development Finance Authority - Catholic Health	4.0000	05/01/2015	Aa2/AA*/AA@	250,000	259,925
KY Development Finance Authority Norton Health	6.1250	10/01/2010	Baa1/A-@	35,000	35,560

					2,864,431

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.48% of Net Assets
KY Housing Corporation - Series E	4.8750%	07/01/2023	Aaa/AAA*	$1,500,000	$1,552,230
KY Housing Corporation	4.8500	01/01/2024	Aaa/AAA*	750,000	757,350

					2,309,580

CERTIFICATES OF PARTICIPATION BONDS
1.19% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.7500	03/01/2015	Aa3	770,000	786,763

					786,763

GENERAL OBLIGATION BONDS
.97% of Net Assets
Jefferson County KY General Obligation	5.5000	08/15/2010	Aa2/AA+*	635,000	646,665

					646,665

ESCROWED TO MATURITY BONDS
.03% of Net Assets
KY Development Finance Authority Norton Health	6.1250	10/01/2010	NR	20,000	20,540

					20,540

Total Investments (cost $63,146,857) (See (a) below for further explanation) 98.50% of Net Assets					$65,357,558

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,360,139
Unrealized depreciation	(149,438)

Net unrealized appreciation	$2,210,701

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2010 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	65,357,558
Level 3	Significant Unobservable Inputs	—

$65,357,558

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
78.97% of Net Assets
De Soto County MS School District	4.500%	04/01/2016	Aa3	$30,000	$31,520
Hinds County MS Revenue Refunding - MS Methodist Hospital	5.600	05/01/2012	NR	15,000	15,301
Jackson MS Municipal Airport Authority	5.000	10/01/2031	A3/A-@	170,000	172,693
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa3	120,000	130,477
MS Business Finance Corporation MS Pollution Control Revenue	4.600	04/01/2022	Baa1/A-*/BBB+@	100,000	100,002
MS Development Bank Special Obligation Capital Project^^	5.000	07/01/2031	NR	75,000	66,134
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	341,847
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	A1/AA-*	125,000	130,288
MS Development Bank Special Obligation Highway - Desoto	4.750	01/01/2035	A1/AA-*	125,000	126,609
MS Development Bank Special Obligation Multi-Purpose	5.000	07/01/2021	Aa3/AAA*	50,000	51,185
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2025	Aa3/AAA*	100,000	103,926
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2029	Aa3/AAA*	60,000	61,671
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	A*	50,000	51,590
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	Aa3/AAA*	125,000	133,040
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	A3	100,000	100,839
MD Development Bank Special Obligation Jackson Public	5.375	04/01/2028	Aa3	70,000	75,146
MS Development Bank Special Obligation Hinds Community	5.000	10/01/2026	Aa3	85,000	90,213
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa3	100,000	105,978
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa3	60,000	63,641
MS Development Bank Special Obligation Capital Projects^^	5.875	07/01/2024	NR	55,000	53,776
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	370,000	334,523
MS Development Bank Special Obligation Combination	5.000	07/01/2018	Aa3/AAA*	100,000	104,712
MS Home Corporation Single Family Mortgage - Series E-1	5.050	12/01/2028	Aaa	70,000	72,202
MS Development Bank Special Obligation Covington Hospital	5.000	07/01/2027	A*	150,000	143,469
MS Development Special Obligation Madison County Highway	5.000	01/01/2027	A1/AA-*	295,000	306,355
MS Development Bank Special Obligation City of Jackson	5.000	03/01/2022	A1/AA-*	200,000	210,437
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	A1/AA-*	175,000	182,989
MS Development Bank Special Obligation Jones County College	5.100	03/01/2028	AAA*	55,000	58,522
MS Development Bank Special Obligation Jones County Junior College	5.000	03/01/2033	AAA*	150,000	156,236
MS Development Bank Special Obligation Jones County Junior College	5.125	03/01/2039	AAA*	45,000	46,978
MS State Refunding Notes Projects - Series C	5.000	12/01/2022	Aa3/AA*/AA@	200,000	215,394
MS State University Educational Building Corporate Revenue	5.000	08/01/2024	Aa3/A+*	350,000	369,394
Olive Branch MS Public Improvement	4.125	06/01/2022	A1	100,000	100,422
Olive Branch MS Water & Sewer Revenue	4.500	03/01/2014	Aa3	30,000	31,126
Pearl River County MS Certificate of Participation	4.500	04/01/2021	Baa1	200,000	202,970
University Southern MS Education Building - Series A	5.000	03/01/2022	Aa3	100,000	106,957

					4,648,562

GENERAL OBLIGATION BONDS
7.98% of Net Assets
Hinds County MS School District	4.750	03/01/2015	NR	50,000	50,019
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	A2	20,000	20,295
MS Development Bank Special Obligation Public Improvement	4.750	12/01/2019	A-*	145,000	145,015
MS State General Obligation	5.100	11/15/2012	Aa3/AA*/AA@	10,000	11,028
MS State Refunding - Series A	5.250	11/01/2019	Aa3/AA*/AA@	200,000	233,064
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,444

					469,865

LEASE REVENUE BONDS
3.90% of Net Assets
MS Development Bank Special Obligation Desoto County	5.250	07/01/2031	A*	225,000	229,784

					229,784

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.22% of Net Assets
Alcorn State University Educational Building MS Revenue	5.125	09/01/2034	Aa3	75,000	77,457
MS State University Educational Building Corporate Revenue	5.250	08/01/2033	Aa3/AA-@	50,000	53,340

					130,797

PREREFUNDED BONDS
1.12% of Net Assets
MS Development Bank Special Obligation Natchez Convention	5.800	07/01/2019	A*	25,000	28,808
MS Development Bank Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aa3/AAA*	10,000	11,204
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	A*	5,000	5,327
MS Development Bank Special Obligation Rankin County	5.400	07/01/2014	Aa3/AAA*	10,000	10,124
Southern MS University Educational Building Corporation	5.750	03/01/2021	NR	10,000	10,569

					66,032

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
ESCROWED TO MATURITY BONDS
.75% of Net Assets
Harrison County MS Wastewater Management District	5.000%	02/01/2015	Baa1/AAA*	$25,000	$28,009
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	NR	15,000	16,031

					44,040

Total Investments (cost $5,544,613) (See (a) below for further explanation) 94.94% of Net Assets					$5,589,080

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
^^	On May 30, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$134,789
Unrealized depreciation	(90,322)

Net unrealized appreciation	$44,467

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2010 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	5,589,080
Level 3	Significant Unobservable Inputs	—

$5,589,080

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Date	Maturity Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
60.46% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa3/AA*	$1,000,000	$1,031,159
Burke County NC Certificates of Participation	5.000	04/01/2023	A3/A-*	1,000,000	1,051,780
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa3/AAA*/AA-@	1,000,000	1,081,330
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	NR	500,000	499,380
Charlotte NC Airport Revenue	5.250	07/01/2023	A1/A+*/A+@	1,000,000	1,057,550
Charlotte NC Airport Revenue Refunding Charlotte Douglas	5.000	07/01/2025	A1/A+*/A+@	1,000,000	1,043,769
Dare County NC Certificates of Participation	5.125	06/01/2018	A1/AA-*/A+@	500,000	523,860
Davie County NC Public School & Community College Facility	5.000	06/01/2023	A2/A*	1,000,000	1,050,770
Davie County NC Public School & Community College Facility	5.000	06/01/2025	A2/A*	1,690,000	1,759,882
Franklin County NC Certificates of Participation	5.000	09/01/2027	A2/A+*	750,000	777,705
Henderson County NC Certificates of Participation	5.000	05/01/2025	A1/A+*/A+@	1,000,000	1,035,310
Iredell County NC Certificates of Participation Public Facility	5.250	10/01/2020	A1/AA-@	1,000,000	1,062,590
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	A1/AA-*	1,000,000	1,061,410
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	Aa3/AAA*	500,000	519,510
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AAA*	550,000	584,671
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	100,021
Montgomery County NC Certificates of Participation Series A	5.000	02/01/2030	A-*	1,680,000	1,734,818
New Hanover County NC Hospital Revenue	5.000	10/01/2019	A1/A+*/A+@	1,175,000	1,183,588
New Hanover County NC Certificates of Participation	5.000	12/01/2022	Aa2/AA-*	1,000,000	1,029,030
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aa3/AAA*/AA@	2,500,000	2,566,400
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Baa1	150,000	150,197
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/AA-*	1,000,000	1,152,140
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	A-*/BBB+@	1,000,000	1,039,390
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,137,070
NC Eastern Municipal Power Agency Series B	6.000	01/01/2022	Aa3/AAA/AA-@	750,000	863,587
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/A*/A@	1,000,000	1,073,700
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AAA*/AA+@	1,000,000	1,072,810
NC Medical Care Community Hospital Revenue - High Point	5.000	10/01/2019	NR*	500,000	488,185
NC Medical Care Community Hospital Revenue - Rex Hospital	5.000	06/01/2017	A1/A+*/A+@	500,000	500,180
NC Medical Care Community Hospital Revenue - Stanly Hospital	5.375	10/01/2014	BBB+@	35,000	35,025
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aa3/AA-@	1,000,000	1,028,360
Raleigh Durham NC Airport Revenue	5.000	11/01/2020	Aa3/AA-@	1,000,000	1,024,760
Randolph County NC Certificates of Participation	5.000	02/01/2027	A1	1,000,000	1,031,440
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AAA*	750,000	777,000
Sampson County NC Certificates of Participation	5.000	06/01/2022	Aa3/AAA*	1,250,000	1,341,637
Sampson County NC Certificates of Participation	5.000	06/01/2026	Aa3/AAA*	1,000,000	1,057,890
University of NC System Pool Revenue	5.000	04/01/2019	Aa3	1,000,000	1,058,210
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	AA-*	1,000,000	1,048,250
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A*	580,000	598,896
University of NC System Pool Revenue Series A	5.000	10/01/2026	Aa3	1,000,000	1,074,440
University of NC System Pool Revenue Series A	5.000	10/01/2033	Aa3	950,000	995,543
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa3/AA*/AA-@	1,500,000	1,553,010
Wilmington NC Store Water Revenue	5.000	06/01/2028	A1/AA*	500,000	525,450
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	Aa2/AAA*/AAA@	780,000	834,623
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	Aa2/AAA*/AAA@	750,000	792,045
Wilson County Certificates of Participation Public Facility	5.000	05/01/2029	Aa2/AAA*/AA@	1,355,000	1,414,010
Wilson Combined Enterprise System	4.700	12/01/2022	Aa3/AA+@	500,000	513,970

					44,936,351

CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
15.79% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	Aa3/AA*/AA-@	650,000	671,008
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa3/AA*/AA-@	750,000	787,898
Charlotte NC Certificates of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,063,230
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA@	1,455,000	1,569,101
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA@	775,000	829,614
Charlotte NC Certificates of Participation Convention Facility	5.000	06/01/2034	Aa2/AA+*/AA@	750,000	795,218
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,032
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	570,983
Mecklenburg County NC Certificates of Participation Series B	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,061,790
Mecklenburg County NC Certificates of Participation Series A	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	437,385
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,640,000	1,682,837
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	1,500,000	1,577,355
Winston Salem NC Certificates of Participation Series A	4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	685,410

					11,736,861

HOSPITAL AND HEALTHCARE REVENUE BONDS
5.23% of Net Assets
Charlotte Mecklenburg Hospital Authority NC Health Care	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,116,760
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	A1/A+*/AA-@	1,000,000	1,042,190
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,620,000	1,655,753
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1/A+*/AA-@	45,000	45,383
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1/A+*/AA-@	25,000	25,257

					3,885,343

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Date	Maturity Rating	Par Value	Market Value
MUNICIPAL UTILITY REVENUE BONDS
4.78% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electic Revenue	5.000%	01/01/2030	A2/A*/A@	$1,445,000	$1,481,949
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	1,015,888
Raleigh NC Combined Enterprise System Revenue	5.000	03/01/2031	Aaa1/AAA*/AAA@	1,000,000	1,053,260

					3,551,097

LEASE REVENUE BONDS
4.22% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aa1/AAA*/AAA@	750,000	771,765
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa1/AA+*/AA+@	1,000,000	1,068,720
University NC University Revenues Chapel Hill	5.000	12/01/2031	Aa1/AA+*/AA+@	1,215,000	1,292,821

					3,133,306

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.19% of Net Assets
NC Capital Facilites Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3/AA*	500,000	534,290
NC Capital Facilities Finance Agency Wake Forest University	5.000	01/01/2038	Aa3/AA*	1,250,000	1,314,088
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa3	500,000	519,545

					2,367,923

GENERAL OBLIGATION BONDS
2.95% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa3/AA*/AA@	225,000	245,257
Iredell County NC Community College	5.000	04/01/2027	Aa3/AA*/AA@	325,000	352,385
Wake County NC Limited Obligation Series 209	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,591,605

					2,189,247

PREREFUNDED BONDS
1.37% of Net Assets
NC Eastern Municipal Power Agency Power System Series A	6.000	01/01/2026	A-*/BBB+@	805,000	1,017,029

					1,017,029

ESCROWED TO MATURITY BONDS
.46% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	NR	325,000	344,331

					344,331

STATE AND LOCAL MORTGAGE REVENUE BONDS
.13% of Net Assets
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA*	25,000	25,041
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA*	40,000	40,088
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	35,000	35,002

					100,131

Total Investments (cost $71,867,274)(See (a) below for further explanation) 98.58% of Net Assets					$73,261,619

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,640,273
Unrealized depreciation	(245,927)

Net unrealized appreciation	$1,394,346

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2010 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	73,261,619
Level 3	Significant Unobservable Inputs	—

$73,261,619

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS				`
58.75% of Net Assets
Buncombe County NC Certificates of Participation	4.000%	04/01/2016	Aa2/AA*	$125,000	$133,587
Catawba County NC Certificates of Participation Public School	5.250	06/01/2016	Aa3	125,000	138,413
Catawba County NC Certificates of Participation Public School	5.250	06/01/2018	Aa3	125,000	135,780
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aa3/A*	200,000	215,518
Charlotte NC Certificates of Participation	5.000	08/01/2012	Aa2/AA+*/AA@	1,000,000	1,087,160
Dare County NC Certificates of Participation	5.250	06/01/2014	A1/AA-*/A+@	150,000	168,686
Davie County NC Community College	4.000	06/01/2013	A2/A*	250,000	267,488
Edgecombe County NC Schools	4.000	02/01/2015	A3/A*	235,000	252,945
Haywood NC Certificates of Participation Refunding	5.000	10/01/2016	A3/A*	635,000	695,274
Henderson County NC Certificates of Participation-Series A	5.250	05/01/2020	A1/A+*/A+@	300,000	318,786
Henderson County NC Certificates of Participation	5.000	06/01/2014	A1/A+*/A+@	50,000	54,583
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	A1/AA-*	425,000	466,735
Johnston NC Memorial Hospital Authority	4.000	10/01/2012	Aa3/AAA*	200,000	211,312
Johnston NC Memorial Hospital Authority	4.000	04/01/2015	Aa3/AAA*	100,000	104,044
Lee County NC Certificates of Participation	5.000	04/01/2016	Aa3/AAA*	215,000	233,204
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	402,899
Nash County NC Limited Obligation	3.000	10/01/2015	Aa3/AAA*	400,000	410,216
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AAA*	150,000	166,652
New Hanover County NC Certificates of Participation	5.000	03/01/2017	Aa2/AA-*	250,000	271,490
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	Aa3/AAA*	1,100,000	1,181,366
North Carolina Medical Care Community Hospital Chatham Memorial	3.625	10/01/2010	NR	100,000	100,794
NC Eastern Municipal Power Agency	5.250	01/01/2019	Aa3/AAA*/BBB+@	250,000	272,720
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/A*/A@	200,000	214,740
NC Medical Care Community Hospital - Scotland Memorial	5.375	10/01/2011	BBB*	20,000	20,080
NC Medical Community Hospital Wayne Memorial	4.750	10/01/2011	A2	350,000	352,134
Pitt County NC Certificates of Participation School Facility	4.000	04/01/2015	A1/A+*/AA-@	100,000	106,572
Randolph County NC Certificates of Participation	5.000	06/01/2016	Aa3/AAA*	170,000	188,131
Rockingham NC Certificates of Participation	5.250	04/01/2013	A2/A+*	125,000	135,208
Sampson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AAA*/AA+@	50,000	56,051
Union County NC Certificates of Participation	5.000	06/01/2012	Aa3/AA-*/AA-@	100,000	107,967
Union County NC Certificates of Participation	5.000	06/01/2020	Aa3/AA-*/AA-@	250,000	270,338
University of NC Ashville Revenue	5.000	06/01/2014	A2	50,000	53,461
University NC Wilmington Certificates of Participation	5.000	06/01/2014	A*	40,000	44,450
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A*	300,000	316,458

					9,155,242

CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
14.91% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA*/AA-@	135,000	151,974
Cabarrus County NC Certificates of Participation	4.000	01/01/2015	Aa3/AA*/AA-@	225,000	243,164
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa3/AA*/AA-@	150,000	167,133
Cary County NC Certificates of Participation	5.000	12/01/2017	Aa1/AA+*/AA+@	250,000	269,915
Chapel Hill NC Certificates of Participation Operations Center	5.250	06/01/2019	Aa1/AA+*	260,000	281,193
Charlotte NC Certificates of Participation	4.000	06/01/2012	Aa2/AA+*/AA@	50,000	53,140
Charlotte NC Certificates of Participation	4.375	12/01/2014	Aa2/AA+*	50,000	52,742
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa3/AA*	75,000	85,144
Durham NC Certificates of Participation	5.000	04/01/2010	Aa1/AA+*/AA+@	50,000	50,000
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	100,000	109,520
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2016	Aa1/AA+*/AA+@	200,000	222,720
NC State Certificates of Participation Wildlife Resources	5.250	06/01/2018	Aa1/AA+*/AA+@	500,000	530,145
Pitt County NC Certificates of Participation Jail Facility	4.000	04/01/2013	A1/AA-*/AA-@	100,000	106,336

					2,323,126

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.66% of Net Assets
University of NC Revenue Refunding	5.000	12/01/2010	Aa1/AA+*/AA+@	195,000	200,951
University NC System Pool Revenue	5.000	10/01/2016	Aa3	250,000	285,830
University NC System Pool Revenue	5.000	10/01/2015	A1	350,000	396,046

					882,827

HOSPITAL AND HEALTHCARE REVENUE BONDS
4.83% of Net Assets
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	214,850
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	155,043
NC Medical Care Community Hospital Pitt Memorial	4.400	12/01/2011	A1/A+*/AA-@	275,000	276,405
NC Medical Care Mission Health Combined Group	4.000	10/01/2014	Aa3/AA*/AA@	100,000	107,183

					753,481

MUNICIPAL UTILITY REVENUE BONDS
4.46% of Net Assets
NC Eastern Municipal Power Agency	5.375	01/01/2017	Baa1/A-*/BBB+@	200,000	212,220
NC Eastern Municipal Power Agency - Series B	3.250	01/01/2015	Baa1/A-*/BBB+@	250,000	256,645
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2017	A2/A*/A@	200,000	225,608

					694,473

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREESHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
LEASE REVENUE BONDS
3.47% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric	5.250%	01/01/2018	A2/A-*/A@	$125,000	$140,089
NC Infrastructure Finance Corporation - Correctional Facility	5.000	10/01/2017	Aa1/AA+*/AA+@	150,000	162,597
NC Infrastructure Correctional Facilities Projects	5.000	10/01/2019	Aa1/AA+*/AA+@	100,000	107,736
Wake County NC	3.000	01/01/2015	Aa1/AA+*/AA+@	125,000	130,983

					541,405

GENERAL OBLIGATION BONDS
3.02% of Net Assets
Mecklenburg County NC Refunding - Series A	5.000	08/01/2014	Aaa/AAA*/AAA@	125,000	142,721
NC State Public School Building General Obligation	4.600	04/01/2010	Aaa/AAA*/AAA@	50,000	50,000
NC State Public Improvement - Series A	5.000	03/01/2019	Aaa/AAA*/AAA@	250,000	278,495

					471,216

PUBLIC FACILITIES REVENUE BONDS
2.52% of Net Assets
Charlotte NC Airport Revenue Refunding	5.000	07/01/2015	A1/A+*/A+@	350,000	392,053

					392,053

STATE AND LOCAL MORTGAGE REVENUE BONDS
.80% of Net Assets
NC Housing Financial Agency Home Ownership - Series 16B	4.125	07/01/2012	Aa2/AA*	120,000	125,255

					125,255

Total Investments (cost $14,979,011) (See (a) below for further explanation) 98.42% of Net Assets					$15,339,078

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$360,067
Unrealized depreciation	0

Net unrealized appreciation	$360,067

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2010 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	15,339,078
Level 3	Significant Unobservable Inputs	—

$15,339,078

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
53.47% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2027	Aa3/AA-*	$1,500,000	$1,593,944
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa3/AA-*	750,000	769,583
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	NR	1,050,000	1,079,946
Blount County TN Building Authority Local Government Public	5.000	06/01/2032	A2	750,000	771,780
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	Aa3/AAA*/AA@	1,000,000	1,059,590
Clarksville TN Electric System Revenue	5.000	09/01/2032	A1	1,250,000	1,272,413
Cleveland TN General Obligation - Series A	5.000	06/01/2027	A2/A+	680,000	704,010
Columbia TN Refunded - Sewer System	5.000	12/01/2024	A1	1,235,000	1,298,269
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	A1	1,000,000	1,045,560
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	A+*	1,000,000	1,053,710
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,714,650
Giles County TN	4.500	02/01/2018	A2	1,000,000	1,043,160
Greene County TN General Obligation - Series B	5.000	06/01/2024	Baa1	505,000	525,882
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2026	AA*	1,000,000	1,054,280
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2031	AA*	740,000	766,048
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aa3	1,410,000	1,465,357
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,475,181
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	A2	200,000	207,546
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	A1	1,000,000	1,037,970
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	400,000	445,576
Knox County TN Health Educational & Housing Facilities Ft Sanders	6.250	01/01/2013	Baa1/A*	10,000	10,785
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aa3/AAA*/AA@	450,000	453,064
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aa3/AA*	1,550,000	1,583,542
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aa3/AA+*	1,150,000	1,178,877
Marion County TN Schools	5.000	06/01/2025	A3	1,050,000	1,099,802
Memphis Shelby County Airport Authority Series A	5.000	07/01/2035	Aa3/AAA*/A+@	1,000,000	1,015,150
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa2/AA*/AA@	1,000,000	1,071,390
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa2/AA*/AA@	1,000,000	1,071,390
Metro Nashville & Davidson County TN Multi-Family	4.600	11/01/2026	AAA*	905,000	911,606
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aa3/AAA*	1,000,000	1,067,660
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aa2/AA*/AA@	1,400,000	1,508,430
Montgomery County TN General Obligation	4.750	05/01/2020	Aa3	1,000,000	1,064,110
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	255,209
Overton County TN Refunding - Schools General Obligation	5.000	04/01/2018	Baa1	1,000,000	1,071,390
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aa3/AAA*	1,000,000	1,048,620
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa3/AAA	1,435,000	1,496,776
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2027	Aa3/AAA*	1,000,000	1,041,330
Smith County TN General Obligation	5.000	04/01/2021	NR	720,000	769,572
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	Aa3/AAA*	1,125,000	1,191,251
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aa2/AAA*	625,000	630,294
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa2/AA*/AA@	1,395,000	1,485,605
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa2/AA*/AA@	1,440,000	1,527,336
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	A2	2,460,000	2,509,249
White House Utility District TN Water & Sewer	5.000	01/01/2028	A2	1,235,000	1,279,966
White House Utility District TN Water & Sewer	5.000	01/01/2030	A2	2,505,000	2,584,383

					50,311,242

GENERAL OBLIGATION BONDS
13.47% of Net Assets
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	872,768
Knoxville TN General Obligation - Series A	5.000	05/01/2020	Aa2/AA+*/AA+@	1,000,000	1,143,850
Memphis TN General Improvement	5.000	05/01/2020	A1/AA*/A+@	1,000,000	1,045,960
Metro Government Nashville & Davidson County TN - Series B	5.000	08/01/2024	Aa2/AA*/AA@	500,000	543,135
Metropolitan Government Nashville and Davidson County	5.000	05/15/2028	Aa2/AA*/AA@	240,000	256,884
Metropolitan Government Nashville and Davidson County TN	5.000	01/01/2025	Aa2/AA*/AA@	4,025,000	4,400,050
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	513,580
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aaa	750,000	823,673
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aaa	1,400,000	1,536,598
Williamson County TN General Obligation	5.000	05/01/2022	Aaa	1,400,000	1,536,598

					12,673,096

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.44% of Net Assets
Metro Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,701,853
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa2/AA*/AA@	1,000,000	1,075,600
TN State School Board Authority Higher Educational Facilities	5.125	05/01/2033	Aa2/AA*/AA@	1,300,000	1,387,152
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa2/AA*/AA@	2,750,000	2,836,295

					7,000,900

STATE AND LOCAL MORTGAGE REVENUE
7.25% of Net Assets
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa1/AA+*	335,000	336,055
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	1,000,000	1,020,930
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	750,000	768,480
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	825,000	833,828
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1/AA+*	1,500,000	1,518,150
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa1/AA+*	230,000	232,029
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa1/AA*	2,075,000	2,115,151

					6,824,623

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.80% of Net Assets
Rutherford County TN Health & Education Facilities Board	5.000%	11/15/2040	Aa1/AA*/AA+@	$1,500,000	$1,520,505
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AA+@	4,750,000	4,880,388

					6,400,893

ESCROWED TO MATURITY BONDS
2.39% of Net Assets
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	A*	1,000,000	1,006,490
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Baa1/A*/BBB@	1,000,000	1,127,550
Metro Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A2	115,000	115,523

					2,249,563

LEASE REVENUE BONDS
2.34% of Net Assets
Chattanooga TN Electric Revenue Series A	5.000	09/01/2026	AA	250,000	269,628
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	264,853
Memphis-Shelby County Sports Authority	5.250	11/01/2027	A1/AA-*/A@	750,000	765,818
TN Housing Development Agency Series 1B	5.000	07/01/2029	Aa1/AA+*	895,000	904,093

					2,204,392

MUNICIPAL UTILITY REVENUE BONDS
2.23% of Net Assets
Clarksville TN Electric System Revenue Series A	5.000	09/01/2033	A1/AA-*	2,000,000	2,094,220

					2,094,220

PREREFUNDED BONDS
2.22% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	A*	2,000,000	2,013,080
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	A*	60,000	72,986

					2,086,066

Total Investments (cost $90,127,558) (See (a) below for further explanation) 97.61% of Net Assets					$91,844,995

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,019,349
Unrealized depreciation	(301,912)

Net unrealized appreciation	$1,717,437

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2010 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	91,844,995
Level 3	Significant Unobservable Inputs	—

$91,844,995

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
61.60% of Net Assets
Cross Anchor TN Utility District	4.250%	12/01/2015	AAA*	$65,000	$71,623
Cross Anchor TN Utility District	4.250	12/01/2016	AAA*	65,000	70,693
Dickson County TN Refunding	5.000	03/01/2014	A3	250,000	276,160
Dickson County TN Refunding	5.000	06/01/2015	A3/A+*	140,000	152,551
Fayetteville TN Electric System Revenue	3.000	06/01/2015	AAA*	105,000	107,066
Johnson City TN Refunding	4.000	06/01/2015	AA-@	400,000	428,900
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa3/AAA*	50,000	52,593
Johnson City TN Public Building Authority Revenue	4.250	09/01/2014	AA-@	50,000	54,555
Kingsport TN Series B Water & Sewer	5.000	03/01/2013	A1	100,000	110,071
Knoxville TN Electric Revenue - Series V	4.750	07/01/2021	Aa3/AAA*/AA+@	150,000	156,930
Lawrenceburg TN Refunding Water & Sewer	5.000	07/01/2015	Aa3	125,000	142,259
Madison County TN Refunding - School and Public Improvement	5.000	04/01/2018	Aa3/AAA*	175,000	193,162
Maury County TN School & Public Improvement	5.000	04/01/2016	A1	1,000,000	1,097,390
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	A1/AA-*/A@	500,000	542,780
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	A1/AA-*/A@	275,000	294,310
Memphis TN General Obligation General Improvement	5.000	10/01/2016	A1/AA*/A+@	450,000	498,812
Memphis TN Series A	5.000	04/01/2024	Aa3/AAA*/AA@	200,000	214,376
Metro Nashville Davidson County Water and Sewer	5.200	01/01/2013	Aa3/A*	270,000	291,038
Metropolitan Nashville Airport Authority - Series A	4.500	07/01/2014	Aa3/AAA*/AA-@	250,000	273,518
Robertson County Tennesee Refunding	4.000	12/01/2012	A2	150,000	159,642
Sevier County TN Public Building Authority	4.000	03/01/2014	AAA*	100,000	107,379
Shelby County Health Education	5.250	09/01/2020	Aa3/AAA*	400,000	424,976
Washington County TN Refunding School and Public Improvement	5.000	04/01/2015	Aa3	200,000	225,324
Washington County TN Refunding-School and Public Improvement	5.000	04/01/2016	Aa3	125,000	138,026

					6,084,134

PREREFUNDED BONDS
11.99% of Net Assets
Memphis TN Electric System Revenue - Series A	5.000	12/01/2015	Aa2/AA+*/AA@	1,050,000	1,184,621

					1,184,621

GENERAL OBLIGATION BONDS
8.53% of Net Assets
Chattanooga TN General Obligation Unlimited	5.500	09/01/2010	Aa2/AA+*/AA@	500,000	509,855
Memphis TN Refunding General Improvement	5.000	10/01/2017	A1/AA*/A+@	100,000	113,702
Sevier County TN Public Building Authority	4.000	06/01/2014	AA*	200,000	218,676

					842,233

LEASE REVENUE BONDS
7.14% of Net Assets
Chattanooga TN Electric Revenue - Series A	5.000	09/01/2021	AA*/AA@	400,000	440,872
Memphis-Shelby County TN Airport - Federal Express Corporation	5.050	09/01/2012	Baa2/BBB*	250,000	264,853

					705,725

STATE AND LOCAL MORTGAGE REVENUE BONDS
4.18% of Net Assets
TN Housing Development Agency - Series 1B	4.800	07/01/2024	Aa1/AA+*	305,000	311,710
TN Housing Development Agency Homeownership Program - 2	2.950	01/01/2015	Aa1/AA+*	100,000	101,552

					413,262

PUBLIC FACILITIES REVENUE BONDS
2.17% of Net Assets
Blount County TN Public Building Authority Series B-19	3.500	06/01/2015	AA+*	200,000	214,042

					214,042

MUNICIPAL UTILITY REVENUE BONDS
1.14% of Net Assets
Murfreesboro TN Refunding Water and Sewer	5.000	06/01/2014	A1/AA-*	100,000	112,616

					112,616

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds - 100%

March 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.06% of Net Assets
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500%	10/01/2011	A1/AA-*/AA-@	$100,000	$104,965

					104,965

Total Investments (cost $9,302,618) (See (a) below for further explanation) 97.81% of Net Assets					$9,661,598

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$385,030
Unrealized depreciation	(26,049)

Net unrealized appreciation	$358,981

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2010 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	9,661,599
Level 3	Significant Unobservable Inputs	—

$9,661,599

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies - 100%

March 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
GOVERNMENT AGENCIES

FEDERAL HOME LOAN MORTGAGE
36.58% of Net Assets
Federal Home Loan Mortgage Corporation	5.000%	04/15/2021	Aaa/AAA*/AAA@	$3,000,000	$3,003,164
Federal Home Loan Mortgage Corporation	4.500	02/26/2020	Aaa/AAA*/AAA@	4,500,000	4,516,313
Federal Home Loan Mortgage Corporation	4.500	10/01/2019	Aaa/AAA*/AAA@	1,000,000	999,375
Federal Home Loan Mortgage Corporation	4.500	12/15/2021	Aaa/AAA*/AAA@	500,000	501,375
Federal Home Loan Mortgage Corporation	4.500	02/05/2020	Aaa/AAA*/AAA@	1,250,000	1,250,503
Federal Home Loan Mortgage Corporation	4.500	02/18/2020	Aaa/AAA*/AAA@	500,000	496,904
Federal Home Loan Mortgage Corporation	4.500	02/26/2020	Aaa/AAA*/AAA@	2,000,000	2,004,617

					12,772,251

FEDERAL HOME LOAN BANK
29.10% of Net Assets
Federal Home Loan Banks Medium Term Note	5.550	08/20/2018	Aaa/AAA*	2,000,000	2,036,848
Federal Home Loan Banks Medium Term Note	7.000	08/15/2014	Aaa/AAA*	500,000	591,625
Federal Home Loan Banks Medium Term Note	5.375	04/22/2015	Aaa/AAA*	3,025,000	3,031,579
Federal Home Loan Banks Medium Term Note	5.550	06/19/2023	Aaa/AAA*	500,000	518,087
Federal Home Loan Banks Medium Term Note	4.500	03/26/2021	Aaa/AAA*AAA@	1,500,000	1,499,567
Federal Home Loan Banks Medium Term Note	4.250	04/09/2019	Aaa/AAA*/AAA@	500,000	492,680
Federal Home Loan Banks Medium Term Note	4.400	03/03/2020	Aaa/AAA*	750,000	741,782
Federal Home Loan Banks Medium Term Note	4.375	04/13/2020	Aaa/AAA*/AAA@	1,250,000	1,247,686

					10,159,854

FEDERAL NATIONAL MORTGAGE ASSOCIATION
16.88% of Net Assets
Federal National Mortgage Association	5.750	04/12/2022	Aaa/AAA*/AAA@	500,000	500,448
Federal National Mortgage Association	5.000	06/30/2023	Aaa/AAA*/AAA@	500,000	497,253
Federal National Mortgage Association	5.000	02/08/2023	Aaa/AAA*/AAA@	500,000	502,049
Federal National Mortgage Association	5.050	02/14/2023	Aaa/AAA*/AAA@	500,000	498,717
Federal National Mortgage Association	5.150	10/15/2024	Aaa/AAA*/AAA@	625,000	623,957
Federal National Mortgage Association	5.250	01/14/2025	Aaa/AAA*/AAA@	500,000	494,076
Federal National Mortgage Association	5.000	10/23/2024	Aaa/AAA*/AAA@	650,000	649,799
Federal National Mortgage Association	4.500	10/28/2019	Aaa/AAA*/AAA@	500,000	498,900
Federal National Mortgage Association	5.250	11/19/2024	Aaa/AAA*/AAA@	625,000	627,723
Federal National Mortgage Association	4.625	11/12/2019	Aaa/AAA*/AAA@	500,000	502,298
Federal National Mortgage Association	5.500	06/25/2024	Aaa/AAA*/AAA@	500,000	500,241

					5,895,461

FEDERAL FARM CREDIT
12.47% of Net Assets
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AAA*/AAA@	1,550,000	1,725,461
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AAA*/AAA@	1,900,000	2,100,506
Federal Farm Credit Bank	6.200	07/26/2022	Aaa/AAA*/AAA@	500,000	528,223

					4,354,190

STUDENT LOAN MARKETING ASSOCIATION
3.27% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	AAA	1,000,000	1,140,598

					1,140,598

Total Investments (cost $33,632,519) (See (a) below for further explanation) 98.30% of Net Assets					$34,322,354

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U. S. Government Securities and Agencies - 100%

March 31, 2010

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$734,509
Unrealized depreciation	(44,674)

Net unrealized appreciation	$689,835

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157),

“Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2010 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	34,322,354
Level 3	Significant Unobservable Inputs	—

$34,322,354

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

Item 2.	Controls and Procedures.

On April 30, 2010 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on April 30, 2010 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the third quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo,
Vice President, Secretary, Treasurer
Date:	4/30/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas P. Dupree, Sr.,
President
Date:	4/30/10

By:	/s/ Michelle M. Dragoo,
Vice President, Secretary, Treasurer
Date:	4/30/10